LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS - Policyholder Account Balance And Liability For Unpaid Claims And Claims Adjustment Expense (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for additional liability	$ 669	$ 566
Other	220	232
Future policyholder benefits total	278	289
Other policyholder liabilities	391	277
Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for additional liability	$ 58	$ 57